UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 1, 2021 to May 31, 2021

Commission File Number of issuing entity: 333-233424-01

Commission Index Key Number of issuing entity: 0001809291

Volkswagen Auto Loan Enhanced Trust 2020-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-233424

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware	85-6192834
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

2200 Woodland Pointe Avenue, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Loan Enhanced Trust 2020-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Loan Enhanced Trust 2020-1, on June 21, 2021 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2020-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2021 to May 31, 2021. Please refer to the Form ABS-15G dated February 10, 2021 filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on May 1, 2021 and ending on May 31, 2021.

Exhibit 102	Asset Data File for the reporting period May 1, 2021 to May 31, 2021 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2020-1 with the SEC on June 21, 2021 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period May 1, 2021 to May 31, 2021 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2020-1 with the SEC on June 21, 2021 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

June 21, 2021	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2020-1

By VW Credit, Inc., as Servicer

	By:	/s/ Ina Reetz
Name: Ina Reetz
Title: Sr. Director Financial Reporting